Inventories - Schedule of Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Inventories [Abstract]
Finished products and merchandise	¥ 269,042	¥ 224,102
Work-in-process	436,508	404,087
Raw materials and supplies	280,908	224,977
Total	¥ 986,457	¥ 853,167